Segment Reporting	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

16. Segment Reporting

Disaggregation of revenue is as follows:

	For the years ended March 31,
	2025	2024	2023
	USD	USD	USD
Sector
Public	11,279,200	11,488,228	6,307,454
Private	22,571,841	16,084,464	15,560,766
	33,851,041	27,572,692	21,868,220

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

The CODM reviews financial information on a consolidated basis and uses the consolidated net (loss) income, as reported on the consolidated statements of operations and comprehensive (loss) income, to assess performance of the Company and to allocate resources as part of the annual reporting process and to assess the performance of the Company’s single reportable segment, primarily by monitoring actual results versus the plan.

The significant expenses reviewed by the CODM are consolidated operating expenses, as presented in the consolidated statement of operations and comprehensive (loss) income. Consolidated operating expenses include general and administrative expenses. General and administrative expenses include staff costs (including directors’ remuneration) USD397,560, USD515,774 and USD395,844 for the year ended March 31, 2025, 2024 and 2023, respectively and depreciation and amortization expense, which are disclosed in Note 6, “Property and Equipment, net” and Note 7, “Leases”. Other segment items consist of interest expense and other income, as presented in the consolidated statement of operations.

Other segment items for the years ended March 31, 2025, 2024 and 2023, totaled USD456,070, USD270,793 and USD617,174, respectively, and consisted of:

-	Interest expense, net of USD508,810, USD286,090 and USD179,986, respectively.
-	Other income of USD52,740, USD15,297 and USD797,160, respectively, primarily related to rental income, interest income from life insurance and gain on disposal of a motor vehicle.

The CODM does not utilize consolidated balance sheet information when evaluating performance or allocating resources.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. For the years ended March 31, 2025, 2024 and 2023, revenue and assets within Hong Kong contributed over 90% of the Company’s total revenue and assets. Therefore, no geographical segments are presented. The single segment represents the Company’s core business of providing wet trades works and other wet trades related ancillary works to its customers in Hong Kong.